Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash	$ 4,684	$ 229,228	$ 324,703
Inventory (Note 2)
Land under development	490,813,363	490,813,363	490,813,363
Total inventory held for sale	490,813,363	490,813,363	490,813,363
Prepaid expenses and other current assets	68,970	1,859	1,767
Total Current Assets	490,887,017	491,044,450	491,139,833
PROPERTY AND EQUIPMENT:
Real estate held for investment (Note 2) Total investment in real estate	227,800,637	227,800,637	227,800,637
Office and computer equipment	160,002	160,002	160,002
Less accumulated depreciation and amortization	(154,534)	(153,738)	(148,894)
Total Property and Equipment	227,806,105	227,806,901	227,811,745
OTHER ASSETS	4,057	4,057	33,762
TOTAL ASSETS	718,697,179	718,855,408	718,985,340
CURRENT LIABILITIES:
Convertible notes payable and accrued interest (less unamortized discount of $1,755, $13,904 and $0, respectively)	546,596	526,372	397,929
Note payable and accrued interest - YA II PN, Ltd. (less unamortized discount of $50,000, $68,750 and $20,833, respectively)	558,055	686,387	204,167
Note payable - St. George Investments LLC (less unamortized Original Issue Discount of 7,500 and $22,500)	177,500	162,500
Accounts payable	589,987	663,913	340,290
Accrued officers' payroll	409,527	419,626	389,834
Accrued expenses and other current liabilities	177,549	209,192	155,330
Total Current Liabilities	2,459,214	2,667,990	1,487,550
Long Term Liabilities
TOTAL LIABILITIES	2,459,214	2,667,990	1,487,550
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock: $0.001 par value Authorized: 50,000,000 shares Issued and outstanding: 21,643,178 shares in 2017, 20,432,648 shares in 2016 and 18,728,313 in 2015	21,643	20,432	18,728
Capital in excess of par value	470,994,489	470,350,815	468,651,654
Deficit	(41,862,468)	(41,273,266)	(38,342,692)
Total Omagine, Inc. stockholders' equity	429,153,664	429,097,981	430,327,690
Noncontrolling interests in Omagine LLC	287,084,301	287,089,437	287,170,100
Total Stockholders' Equity	716,237,965	716,187,418	717,497,790
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 718,697,179	$ 718,855,408	$ 718,985,340